Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 800,989	$ 731,944	$ 1,079,355
Investments			277,310
Receivables, net	7,629,202	7,463,199	5,215,568
Contract assets	66,003	80,398	89,574
Inventories, net	6,730,114	7,601,444	4,184,019
Prepaid expenses and other current assets	1,202,508	897,696	379,875
Current assets of discontinued operations		1,939,951
Total Current Assets	16,428,816	18,714,632	11,225,701
Property and equipment, net	1,349,771	1,810,144	1,885,206
Operating lease right-of-use assets	3,304,287	3,818,498	2,854,196
Long-term deposits	153,735	153,735	82,197
Intangible assets, net	4,133,449	4,974,348	9,985,129
Goodwill	9,051,052	9,808,335	19,452,270
Non-current assets of discontinued operations		88,505
TOTAL ASSETS	34,421,110	39,368,197	45,484,699
Current Liabilities
Accounts payable and accrued expenses	15,423,374	12,194,676	6,741,769
Contract liabilities	2,136,106	3,308,098	5,412,953
Due to related parties			193,762
Current portion of operating lease liabilities	1,096,428	1,038,978	713,100
Current portion of finance lease liabilities	177,030	178,906	185,718
Current portion of notes payable, net	8,880,042	2,545,953	551,210
Current portion of convertible notes payable, net	3,198,231	3,614,142
Current portion of revolving line of credit, net	3,691,558
Derivative liabilities	2,882,435	1,389,203
Warrant liabilities	265,100
Current liabilities of discontinued operations		3,097,215
Total Current Liabilities	38,522,356	28,139,223	14,161,291
Operating lease liabilities, net of current portion	2,372,922	2,932,686	2,237,797
Finance lease liabilities, net of current portion	515,490	605,242	784,148
Notes payable, net of current portion	213,663	239,181	144,830
Convertible notes payable, net of current portion	22,646,688	23,052,078	24,667,799
Revolving line of credit, net of current portion		3,647,511
Deferred tax liability, net	674,000	758,000	599,000
Non-current liabilities of discontinued operations		34,965
TOTAL LIABILITIES	64,945,119	59,408,886	42,594,865
Shareholders’ Equity (Deficit)
Allocation shares, value	1,000	1,000	1,000
Common shares, value	614	142	76
Distribution receivable	(2,000,000)	(2,000,000)	(2,000,000)
Additional paid-in capital	62,769,531	57,676,965	43,966,609
Accumulated deficit	(90,242,920)	(74,835,392)	(41,919,277)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ DEFICIT	(29,219,598)	(18,726,409)	2,601,335
NON-CONTROLLING INTERESTS	(1,304,411)	(1,314,280)	288,499
TOTAL SHAREHOLDERS’ DEFICIT	(30,524,009)	(20,040,689)	2,889,834
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	34,421,110	39,368,197	45,484,699
Related Party
Current Liabilities
Due to related parties	193,762	193,762
Related party note payable	578,290	578,290	362,779
Previously Reported
Current Assets
Cash and cash equivalents		766,414
Investments		278,521
Receivables, net		7,551,969
Contract assets		80,398
Inventories, net		8,999,532	4,184,019
Prepaid expenses and other current assets		1,037,798
Total Current Assets		18,714,632
Property and equipment, net		1,898,649
Operating lease right-of-use assets		3,818,498
Long-term deposits		153,735
Intangible assets, net		4,974,348
Goodwill		9,808,335
TOTAL ASSETS		39,368,197
Current Liabilities
Accounts payable and accrued expenses		13,118,621
Contract liabilities		5,451,591
Due to related parties		193,762
Current portion of operating lease liabilities		1,038,978
Current portion of finance lease liabilities		178,906
Current portion of notes payable, net		2,575,730
Current portion of convertible notes payable, net		3,614,142
Derivative liabilities		1,389,203
Total Current Liabilities		28,139,223
Operating lease liabilities, net of current portion		2,932,686
Finance lease liabilities, net of current portion		605,242
Notes payable, net of current portion		274,146
Convertible notes payable, net of current portion		23,052,078
Revolving line of credit, net of current portion		3,647,511
Deferred tax liability, net		758,000
TOTAL LIABILITIES		59,408,886
Shareholders’ Equity (Deficit)
Allocation shares, value		1,000
Common shares, value		142
Distribution receivable		(2,000,000)
Additional paid-in capital		57,676,965
Accumulated deficit		(74,835,392)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ DEFICIT		(18,726,409)
NON-CONTROLLING INTERESTS		(1,314,280)
TOTAL SHAREHOLDERS’ DEFICIT		(20,040,689)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		39,368,197
Previously Reported | Related Party
Current Liabilities
Related party note payable		578,290
Series A Senior Convertible Preferred Shares
Shareholders’ Equity (Deficit)
Senior convertible preferred shares, value	38,177	190,377	1,338,746
Series A Senior Convertible Preferred Shares | Previously Reported
Shareholders’ Equity (Deficit)
Senior convertible preferred shares, value		190,377
Series B Senior Convertible Preferred Shares
Shareholders’ Equity (Deficit)
Senior convertible preferred shares, value		240,499	$ 1,214,181
Series B Senior Convertible Preferred Shares | Previously Reported
Shareholders’ Equity (Deficit)
Senior convertible preferred shares, value		240,499
Series D Senior Convertible Preferred Shares
Shareholders’ Equity (Deficit)
Senior convertible preferred shares, value	$ 214,000